Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other assets
Other assets include the following:

(In US$ millions)	2019	2018
Intangible asset - Favorable contracts	40.4	85.5
Mobilization revenue receivables	22.3	47.9
Income taxes receivable	19.3	—
Prepaid expenses	14.1	12.1
VAT receivable	10.6	0.3
Deferred mobilization costs	7.5	12.6
Reimbursable amounts due from customers	3.5	2.9
Interest rate swap agreements	—	9.9
Other	1.8	2.0
Total other assets	119.5	173.2

Other assets are presented in our Consolidated Balance Sheet as follows:

(In US$ millions)	2019	2018
Other current assets	119.5	110.6
Other non-current assets	—	62.6
Total other assets	119.5	173.2

Favorable contracts
The gross carrying amounts and accumulated amortization included in 'Other current assets' and 'Other non-current assets' in the Consolidated Balance Sheets were as follows:

	2019			2018
(In US$ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets- Favorable contracts
Balance at beginning of period	357.3	(271.8)	85.5	357.3	(226.7)	130.6
Amortization of favorable contracts	—	(45.1)	(45.1)	—	(45.1)	(45.1)
Balance at end of period	357.3	(316.9)	40.4	357.3	(271.8)	85.5

Amortization of favorable contracts
The table below shows the amounts relating to favorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2020	2021	2022	2023	2024	Total
Amortization of favorable contracts	40.4	—	—	—	—	40.4